UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     August 02, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $113,768 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      512      184 SH       SOLE                        0        0      184
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      334      400 SH       SOLE                        0        0      400
EQUITY OFFICE PROPERTIES TRU   COM              294741103      229     6910 SH       SOLE                        0        0     6910
ISHARES TR                     DJ US REAL EST   464287739    15410   242295 SH       SOLE                        0        0   242295
ISHARES TR                     RUSSELL 2000     464287655     7902   124048 SH       SOLE                        0        0   124048
ISHARES TR                     RUSSELL1000VAL   464287598      928    13921 SH       SOLE                        0        0    13921
ISHARES TR                     RUSSELL 1000     464287622    15735   244112 SH       SOLE                        0        0   244112
ISHARES TR                     S&P 500 INDEX    464287200    26431   221903 SH       SOLE                        0        0   221903
ISHARES TR                     MSCI EAFE IDX    464287465    32398   618405 SH       SOLE                        0        0   618405
ISHARES TR                     MSCI EMERG MKT   464287234     6423    89709 SH       SOLE                        0        0    89709
MIDCAP SPDR TR                 UNIT SER 1       595635103      465     3709 SH       SOLE                        0        0     3709
SIMON PPTY GROUP INC NEW       COM              828806109      258     3558 SH       SOLE                        0        0     3558
SPDR TR                        UNIT SER 1       78462F103     4222    35424 SH       SOLE                        0        0    35424
VANGUARD INDEX TR              REIT VIPERS      922908553     2521    42940 SH       SOLE                        0        0    42940